Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2024
Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3:-	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments:

-	Discount rate for a lease liability:

When a company in the Group is unable to readily determine the discount rate implicit in a lease in order to measure the lease liability, such company uses an incremental borrowing rate. That rate represents the rate of interest that the Company would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When there are no financing transactions that can serve as a basis, said company determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract’s conditions and restrictions.

-	Effective control:

The Company assesses whether it controls a company in which it holds less than the majority of the voting rights by, among others, reference to the size of its holding of voting rights relative to the size and dispersion of holdings of the other vote holders including voting patterns at previous shareholders’ meetings.

-	Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable options pricing model (“OPM”). The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option, risk-free interest and expected dividend yield.

b.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Legal claims:

In estimating the likelihood of outcome of legal claims filed or threatened to commence against the Company and/or its Subsidiaries and/or affiliates, the Company relies on its management’s best knowledge and estimations and where applicable, on the opinion of their legal counsels. These estimates are based, among others, on management’s familiarity of and proximity to the circumstances, and also on the legal counsels’ best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims might be determined in courts and/or other quasi-judicial tribunals, the results could differ from these estimates.

-	Fair value of financial instruments:

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using a variety of valuation techniques that include the use of valuation models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, estimation is required in establishing fair values. The models are tested for validity by calibrating to prices from any observable current market transactions in the same instrument when available.

b.	Disclosure of new standards in the period prior to their adoption:

IFRS 18, “Presentation and Disclosure in Financial Statements”:

In April 2024, the International Accounting Standards Board (“the IASB”) issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”) which replaces IAS 1, “Presentation of Financial Statements”.

IFRS 18 is aimed at improving comparability and transparency of communication in financial statements.

IFRS 18 retains certain existing requirements of IAS 1 and introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information.

IFRS 18 does not modify the recognition and measurement provisions of items in the financial statements. However, since items within the statement of profit or loss must be classified into one of five categories (operating, investing, financing, taxes on income and discontinued operations), it may change the entity’s operating profit. Moreover, the publication of IFRS 18 resulted in consequential narrow scope amendments to other accounting standards, including IAS 7, “Statement of Cash Flows” and IAS 34, “Interim Financial Reporting”.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively. Early adoption is permitted commencing from January 1, 2025, subject to disclosure.

The Company is evaluating the effects of IFRS 18, including the effects of the consequential amendments to other accounting standards, on its consolidated financial statements.